Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Vessel revenue	$ 0	$ 0	$ 0
Vessel revenue-related party pools	242,502	162,205	78,402
Revenue, Net	242,502	162,205	78,402
Operating Expenses [Abstract]
Voyage expenses	549	257	(364)
Voyage expenses- related party	0	172	319
Vessel operating costs	90,276	77,272	61,641
Vessel operating costs-related party	15,199	9,392	7,191
Charterhire expense	4,176	5,392	17,356
Charterhire termination	0	0	10,000
Vessel depreciation	56,607	48,510	36,562
General and administrative expenses	23,869	22,359	29,141
General and administrative expenses-related party	8,516	6,722	4,854
Loss / write down on assets held for sale	0	17,354	11,433
Loss / write down on assets held for sale-related party	0	347	1,000
Total operating expenses	199,192	187,777	179,133
Operating loss	43,310	(25,572)	(100,731)
Other income (expense) [Abstract]
Interest income	1,107	1,100	933
Gain (Loss) on Investments	(7,178)
Investment Income, Nonoperating		0	0
Foreign exchange gain (loss)	(68)	(292)	(116)
Financial expense, net	49,869	34,962	24,921
Total other (loss) income	(56,008)	(34,154)	(24,104)
Net Income (Loss) Attributable to Parent	$ (12,698)	$ (59,726)	$ (124,835)
Basic weighted average common shares outstanding		71,794	56,174
Weighted Average Number of Shares Outstanding, Basic and Diluted	71,827
Weighted average shares basic	71,827	71,794	56,174
Diluted weighted average common shares outstanding	71,827	71,794	56,174
Basic loss per share (USD per share)	$ (0.18)	$ (0.83)	$ (2.22)
Diluted loss per share (USD per share)	$ (0.18)	$ (0.83)	$ (2.22)